Restructuring and Impairment - Schedule of Restructuring and Impairment (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Employee termination costs (1)	[1]		$ 305
Lease settlement (2)	[2]		101
Total restructuring			406
Impairment of royalties buyout (3)			576	[3]
Total restructuring and impairment			$ 982

[1]	During the year ended December 31, 2015, the company incurred $305,000 of costs associated with reducing the Company’s headcount.
[2]	On November 5, 2015, the Company entered into a second amendment (the “Second Lease Amendment”) to the lease agreement for its facilities in the U.S. Pursuant to the Second Lease Amendment and effective January 1, 2016, the Company agreed to reduce its leased space and surrender the released premises. The Company also agreed to pay transaction costs and settlement amount of $101,000.
[3]	During the year ended December 31, 2015 the Company recorded expenses related to the impairment of the royalties buyout asset amounting to $576,000 due to anticipated lower sales of MGuard Prime in the future resulting from industry preferences for drug eluting stents.